Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	$ 11,497	$ 11,500
Deposits	127,812	129,897
Property and equipment	625,938	948,998
Intangible assets	2,256,903	2,780,347
Canada [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	11,497	11,500
Deposits
Property and equipment	44,316	119,797
Intangible assets
USA Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits
Deposits	127,812	129,897
Property and equipment	581,622	829,201
Intangible assets	$ 2,256,903	$ 2,780,347